Finance leases (Details 1) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
2018	$ 6,490,000
2019	8,614,000
2020	8,637,600
2021	14,829,800
2022	7,227,000
2023	19,194,600
2024	7,401,500
Total minimum lease payments	72,394,500
Less amounts representing interest and deferred finance fees	(15,189,795)
Net minimum lease payments	57,204,705
Amount receivable in respect of finance leases	(2,880,000)	$ (2,880,000)
Adjusted net minimum lease payments	54,324,705
Finance Liability [Member]
Capital Leased Assets [Line Items]
Amount receivable in respect of finance leases	$ (2,880,000)	$ (2,880,000)